Shareholders' equity	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Shareholders' equity

29. Shareholders’ equity

a)   Share capital

As of December 31, 2021 and 2022, Share capital, at par value, was as follows:

			Total Par Value
	Number of shares		(Millions of Pesos)
	12/31/2021	12/31/2022	12/31/2021	12/31/2022

Fixed capital:
Series F shares	3,464,309,145	3,464,309,145	13,098	13,098
Series B shares	3,322,685,212	3,322,685,212	12,562	12,562
	6,786,994,357	6,786,994,357	25,660	25,660

Authorized unsubscribed capital:
Series F shares	921,514,867	921,514,867	—	—
Series B shares	883,785,133	883,785,133	—	—
	1,805,300,000	1,805,300,000	—	—
	8,592,294,357	8,592,294,357	25,660	25,660

Share capital is comprised of fixed shares, which cannot be increased and variable shares, which may be increased without limit.

Series F shares may only be acquired by the Parent company or, directly or indirectly, by Banco Santander, S.A. (Spain), except when such shares are transferred in guarantee or in ownership to the Mexican Bank Savings Protection Institute (Instituto para la Protección al Ahorro Bancario, hereinafter “IPAB”). These shares can only be sold with the prior authorization of SHCP. No authorization shall be required from such Authority and, corporate bylaws will not have to be amended when the transfer of shares is in either guarantee or ownership to the IPAB.

At all times, Series F share capital shall represent at least 51% of share capital and Series B share capital can represent up to 49% of the share capital.

Foreign governments may not direct or indirectly own any share capital Banco Santander México, except when: i) they do it temporarily as part of financial supporting or bailout; ii) they do it through official entities and iii) they do it indirectly and do not have control on Banco Santander México, pursuant Article 13 of the Credit Institutions Law. All the aforementioned exceptions must be authorized by the CNBV.

Capital reductions will incur taxation on the excess of the amount distributed against the corresponding tax value determined according to the Income Tax Law (Ley del Impuesto sobre la Renta).

As mentioned in Note 3, Banco Santander (Spain) increased its participation in Banco Santander México; after this transaction, the shareholders’ structure is as follow:

	Prior to exchange offer	After exchange offer

Banco Santander (Spain)	91.64%	96.16%
Minority shareholders	8.36%	3.84%

b)   Share premium

Share premium includes the amount paid up by Banco Santander México’s shareholders in capital issues in excess of the par value.

The Mexican Corporation Law (Ley General de Sociedades Mercantiles) expressly permits the use of the share premium account balance to increase capital and does not establish any specific restrictions as to its use.

c)   Accumulated reserves

Accumulated reserves include the net amount of the accumulated profit recognized in previous years in the consolidated income statement not distributed to shareholders, the legal reserve, the differences between the selling price of treasury shares and its cost of acquisition thereof and the remeasurement of the defined benefit obligation.

Dividend policy and payment of dividends

Income tax must be paid in the event that payment of dividends from profits is not previously subject to income tax. Accordingly, Banco Santander México must keep track of profits subject to each rate and maintain such accumulated profits in a Net tax profit account (Cuenta de Utilidad Fiscal Neta).

In accordance with amendments to the Income Tax Law, dividends paid from profits earned in fiscal year 2014 and thereafter by Mexican companies to Mexican resident individuals or foreign residents (including foreign corporations) are subject to an additional withholding tax of 10%. International tax treaties may apply to avoid double taxation on dividends paid to overseas shareholders.

Dividends paid by Banco Santander México to Mexican resident individuals and foreign residents in 2020, 2021 and 2022 are not subject to the 10% additional withholding tax as such dividends were paid from profits obtained prior to 2014.

Legal reserve

Banco Santander México is subject to the legal reserve provision whereby at least 10% of net profits each year must be allocated and transferred to a capital reserve fund until reaching the equivalent of 100% of the paid-in share capital. Regarding Banco Santander México’s subsidiaries, the legal reserve provision requires the creation of a legal reserve equal to 5% of net profits until reaching 20% of paid-in share capital. The legal reserve cannot be distributed to the shareholders during the existence of the aforementioned entities, except in the form of a stock dividend.

As of December 31, 2021 and 2022, Banco Santander México and its subsidiaries comply with the percentage of legal reserve required.

Treasury shares

Transactions involving own equity instruments are recognized directly in consolidated total equity, and no profit or loss may be recognized on these transactions. The costs of any transaction involving own equity instruments are deducted directly from consolidated total equity, net of any related income tax effect.

d)   Other disclosures

During the Ordinary General Annual Meeting of April 28, 2020, it was decided to ratify the fund to repurchase own shares by an amount of 12,800 million pesos.

During the Extraordinary General Meeting of June 15, 2020, it was decided to increase the limit for the issuance of securities to USD 10 billion, which may be issued as any of the following:

(i)	debt issued in local or international markets;
(ii)	senior or subordinated debt, including in both cases preferred or non-preferred financial instruments, and debt instruments that, from a regulatory point of view, are classified as capital;
(iii)	individual issuances or through one or more programs; and
(iv)	having a maximum period of fifteen years, or, if appropriate, the maturity determined by the Board of Directors or, where appropriate by a shareholders' meeting.

During the Extraordinary General Meeting of September 30, 2020, it was approved to carry out the merger of Banco Santander México, as the merging entity, with Santander Vivienda, as the merged entity (see Note 3).

During the Extraordinary General Meeting of April 20, 2021, the following resolutions were adopted:

-	It was decided to issue perpetual subordinated non-preferred contingent convertible additional Tier I Capital Notes up to USD 700 million (see Note 3).
-	It was decided to increase the share capital of Banco Santander México for 4,368 million pesos, through the issuance of 1,155,300,000 shares, with a nominal value of 3.78 pesos per share, of which 589,703,799 shares correspond to the Series F and 565,596,201 shares correspond to the Series B, which will be kept in the treasury of the Bank as authorized capital to guarantee the possible conversion of obligations into shares of the previous point.

During the Ordinary General Annual Meeting of April 29, 2021, the following resolutions were adopted:

-	The amount of 1,494 million pesos was allocated from Accumulated reserves for the legal reserve.
-	It was decided to ratify the fund to repurchase own shares that had been approved during the Ordinary General Annual Meeting of February 21, 2018, amounting to 12,800 million pesos.

During the Ordinary and Extraordinary General Meeting of June 9, 2021, it was approved the amount of 3,054 million pesos from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on June 18, 2021.

During the Ordinary and Extraordinary General Meeting of October 25, 2021, it was approved the amount of 1,867 million pesos from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on November 5, 2021.

During the Ordinary General Annual Meeting of April 29, 2022, the following resolutions were adopted:

-	The amount of 1,260 million pesos was allocated from Accumulated reserves for the legal reserve.
-	It was decided to ratify the fund to repurchase own shares that had been approved during the Ordinary General Annual Meeting of February 21, 2018, amounting to 12,800 million pesos.
-	It was approved the amount of 9,040 million pesos from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on June 28, 2022.

During the Ordinary and Extraordinary General Meeting of July 19, 2022, the amount of 8,838 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on July 28, 2022.

During the Extraordinary General Meeting of November 30, 2022, the following resolutions were adopted:

-	Cancel the registration of all the shares representing the capital stock of the Bank in the National Securities Registry maintained by the CNBV and remove from the Mexican Stock Exchange, S.A.B. of C. V.
-	It was approved the withdrawal of the ADSs from the listing on the New York Stock Exchange and the withdrawal of the Series "B" Shares representing the capital stock of the Bank and such ADSs of registration with the SEC.
-	It was approved to be carried out the exchange offer in Mexico and the United States of America for all the Series "B" Shares representing the Bank's capital stock and the ADSs, that are issued and in circulation, and that are not owned directly or indirectly, by Banco Santander (Spain).